CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Net parent investment	Accumulated deficit	Accumulated other comprehensive income(loss)	Non-controlling Interest	Total
Beginning balance at Dec. 31, 2018			$ 28,103			$ 763	$ 27,305
Net loss			(24,634)			(4,110)	(28,744)
Other comprehensive income (loss)						(36)	230
Net transfer from parent			28,666				28,666
Other changes in non-controlling interests						3,148	3,148
Ending balance at Dec. 31, 2019			32,135			(235)	30,605
Net loss			(25,234)			(4,618)	(29,852)
Other comprehensive income (loss)						(118)	(361)
Net transfer from parent			36,619				36,619
Other changes in non-controlling interests						11,681	11,681
Ending balance at Dec. 31, 2020			43,520		$ (1,538)	6,710	48,692
Net loss			(4,653)			(1,911)	(6,564)
Other comprehensive income (loss)					13	(5)	8
Net transfer from parent			5,606				5,606
Other changes in non-controlling interests						398	398
Ending balance at Mar. 31, 2021			44,473		(1,525)	5,192	48,140
Beginning balance at Dec. 31, 2020			43,520		(1,538)	6,710	48,692
Net loss							(39,734)
Other comprehensive income (loss)							6
Ending balance at Sep. 30, 2021	$ 6	$ 74,297		$ (26,028)	(1,564)	8,805	55,516
Ending balance (in shares) at Sep. 30, 2021	63,814,668
Beginning balance at Dec. 31, 2020			43,520		(1,538)	6,710	48,692
Net loss			(7,006)	(52,314)		(9,191)	(68,511)
Issuance of common stock, net of issuance costs		9,678					9,678
Issuance of common stock, net of issuance costs (in shares)	4,015,990
Other comprehensive income (loss)						53	89
Net transfer from parent			29,140				29,140
Restructuring upon spin off (Note 1)	$ 6	65,648	(65,654)
Restructuring upon spin off (Note 1) (in shares)	59,909,344
Share based compensation		2,800				406	3,206
Other changes in non-controlling interests		(2,383)				7,903	5,520
Ending balance at Dec. 31, 2021	$ 6	75,743		(52,314)	(1,502)	5,881	27,814
Ending balance (in shares) at Dec. 31, 2021	63,925,334
Beginning balance at Mar. 31, 2021			44,473		(1,525)	5,192	48,140
Net loss			(2,353)	(8,383)		(2,286)	(13,022)
Other comprehensive income (loss)					(175)	(31)	(206)
Net transfer from parent			23,534				23,534
Restructuring upon spin off (Note 1)	$ 6	65,648	$ (65,654)
Restructuring upon spin off (Note 1) (in shares)	59,909,344
Share based compensation		236				80	316
Other changes in non-controlling interests		(28)				1,567	1,539
Ending balance at Jun. 30, 2021	$ 6	65,856		(8,383)	(1,700)	4,522	60,301
Ending balance (in shares) at Jun. 30, 2021	59,909,344,000
Net loss				(17,645)		(2,503)	(20,148)
Issuance of common stock, net of issuance costs		9,410					9,410
Issuance of common stock, net of issuance costs (in shares)	3,905,324
Other comprehensive income (loss)					136	68	204
Share based compensation		1,877				104	1,981
Other changes in non-controlling interests		(2,846)				6,614	3,768
Ending balance at Sep. 30, 2021	$ 6	74,297		(26,028)	(1,564)	8,805	55,516
Ending balance (in shares) at Sep. 30, 2021	63,814,668
Beginning balance at Dec. 31, 2021	$ 6	75,743		(52,314)	(1,502)	5,881	27,814
Beginning balance (in shares) at Dec. 31, 2021	63,925,334
Net loss				(15,452)		(2,222)	(17,674)
Other comprehensive income (loss)					102	4	106
Share based compensation		882				73	955
Ending balance at Mar. 31, 2022	$ 6	76,625		(67,766)	(1,400)	3,736	11,201
Ending balance (in shares) at Mar. 31, 2022	63,925,334
Beginning balance at Dec. 31, 2021	$ 6	75,743		(52,314)	(1,502)	5,881	27,814
Beginning balance (in shares) at Dec. 31, 2021	63,925,334
Ending balance at Jun. 30, 2022	$ 9	406,851		(122,132)	(1,567)	2,697	285,858
Ending balance (in shares) at Jun. 30, 2022	92,887,918
Beginning balance at Dec. 31, 2021	$ 6	75,743		(52,314)	(1,502)	5,881	27,814
Beginning balance (in shares) at Dec. 31, 2021	63,925,334
Net loss							(117,002)
Other comprehensive income (loss)							949
Issuance of common stock upon conversion of debt							(160,140)
Ending balance at Sep. 30, 2022	$ 9	407,203		(162,520)	(852)	(352)	243,488
Ending balance (in shares) at Sep. 30, 2022	92,887,918
Beginning balance at Mar. 31, 2022	$ 6	76,625		(67,766)	(1,400)	3,736	11,201
Beginning balance (in shares) at Mar. 31, 2022	63,925,334
Net loss				(54,366)		(1,109)	(55,475)
Issuance of common stock, net of issuance costs	$ 2	158,200					158,202
Issuance of common stock, net of issuance costs (in shares)	14,388,000
Other comprehensive income (loss)					(167)	20	(147)
Share based compensation		784				54	838
Issuance of common stock upon conversion of debt	$ 1	160,139					160,140
Issuance of common stock upon conversion of debt (in shares)	13,628,958
Issuance of common stock upon settlement of liability		11,111					11,111
Issuance of common stock upon settlement of liability (in shares)	945,626
Other changes in non-controlling interests		(8)				(4)	(12)
Ending balance at Jun. 30, 2022	$ 9	406,851		(122,132)	(1,567)	2,697	285,858
Ending balance (in shares) at Jun. 30, 2022	92,887,918
Net loss				(40,388)		(3,465)	(43,853)
Other comprehensive income (loss)					715	275	990
Share issuance costs		(229)					(229)
Share based compensation		581				141	722
Ending balance at Sep. 30, 2022	$ 9	$ 407,203		$ (162,520)	$ (852)	$ (352)	$ 243,488
Ending balance (in shares) at Sep. 30, 2022	92,887,918